UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.):        |_| is a restatement
                                               |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606

Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                  Chicago, IL                      10/31/07
      [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number               Name

      28-
      [Repeat as necessary.]

                          HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/07




REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:       0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  97

FORM 13F INFORMATION TABLE VALUE TOTAL:  $1,755.638
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER                      NAME


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    42362   970275 SH       Sole                                     970275
Affiliated Computer Services   cs               008190100    23392   465600 SH       Sole                                     465600
AFLAC                          cs               001055102    18815   329850 SH       Sole                                     329850
Alberto-Culver                 cs               013078100     1459    58850 SH       Sole                                      58850
American International Group   cs               026874107    44828   662650 SH       Sole                                     662650
American Tower                 cs               029912201    27883   640400 SH       Sole                                     640400
Apple                          cs               037833100    63494   413725 SH       Sole                                     413725
Autoliv, Inc.                  cs               052800109     2363    39550 SH       Sole                                      39550
Automatic Data Processing      cs               053015103    21089   459150 SH       Sole                                     459150
BJ Services Company            cs               055482103    16438   619125 SH       Sole                                     619125
Burlington Northern            cs               12189T104    20027   246725 SH       Sole                                     246725
CDW Corporation                cs               12512n105    29051   333150 SH       Sole                                     333150
Cheesecake Factory             cs               163072101    17114   729175 SH       Sole                                     729175
Chevron Corporation            cs               166764100    22047   235600 SH       Sole                                     235600
Cisco Systems                  cs               17275r102     2530    76375 SH       Sole                                      76375
Citigroup                      cs               172967101    16337   350051 SH       Sole                                     350051
Citrix Systems                 cs               177376100    71473  1772650 SH       Sole                                    1772650
Cognos, Inc.                   cs               19244C109    21175   509875 SH       Sole                                     509875
Comcast Corporation            cs               20030N101    26238  1085107 SH       Sole                                    1085107
Commerce Bancorp               cs               200519106     1377    35500 SH       Sole                                      35500
Copart, Inc.                   cs               217204106     2449    71200 SH       Sole                                      71200
Covidien                       cs               G2552X108    15107   364025 SH       Sole                                     364025
CVS Caremark Corporation       cs               126650100    26457   667600 SH       Sole                                     667600
Eli Lilly                      cs               532457108    21111   370825 SH       Sole                                     370825
eResearchTechnology            cs               29481V108     1606   141000 SH       Sole                                     141000
Exxon Mobil                    cs               30231G102    38794   419126 SH       Sole                                     419126
Fannie Mae                     cs               313586109    31440   517025 SH       Sole                                     517025
FedEx                          cs               31428X106    28775   274700 SH       Sole                                     274700
First Marblehead               cs               320771108     1408    37125 SH       Sole                                      37125
Fiserv, Inc.                   cs               337738108     1027    20200 SH       Sole                                      20200
G&K Services                   cs               361268105     1383    34400 SH       Sole                                      34400
General Electric               cs               369604103    15115   365100 SH       Sole                                     365100
Gentex Corporation             cs               371901109     1856    86550 SH       Sole                                      86550
Genzyme Corporation            cs               372917104    21214   342375 SH       Sole                                     342375
Global Payments                cs               37940X102     1515    34250 SH       Sole                                      34250
Goldman Sachs                  cs               38141g104    17301    79825 SH       Sole                                      79825
H&R Block                      cs               093671105    19602   925500 SH       Sole                                     925500
Halliburton Company            cs               406216101    15951   415400 SH       Sole                                     415400
Hospira                        cs               441060100    22995   554775 SH       Sole                                     554775
IMS Health                     cs               449934108    29356   958100 SH       Sole                                     958100
Intel                          cs               458140100    36768  1421825 SH       Sole                                    1421825
International Business Machine cs               459200101    36321   308325 SH       Sole                                     308325
International Speedway         cs               460335201      931    20300 SH       Sole                                      20300
Intl Game Technology           cs               459902102    21643   502150 SH       Sole                                     502150
Invitrogen Corp.               cs               46185R100    20255   247825 SH       Sole                                     247825
Iron Mountain                  cs               462846106     2277    74700 SH       Sole                                      74700
Jackson Hewitt                 cs               468202106     1153    41250 SH       Sole                                      41250
Jacobs Engineering Group       cs               469814107     4784    63300 SH       Sole                                      63300
Johnson & Johnson              cs               478160104    46463   707200 SH       Sole                                     707200
Kohl's Corporation             cs               500255104    26780   467125 SH       Sole                                     467125
Laboratory Corporation of Amer cs               50540R409    24308   310725 SH       Sole                                     310725
Lincare Holdings               cs               532791100     2175    59350 SH       Sole                                      59350
Linear Technology              cs               535678106    24762   707700 SH       Sole                                     707700
MBIA Inc.                      cs               55262C100     1801    29500 SH       Sole                                      29500
McCormick & Co.                cs               579780206     1390    38650 SH       Sole                                      38650
McKesson Corporation           cs               58155q103    25297   430300 SH       Sole                                     430300
Medtronic                      cs               585055106    24871   440900 SH       Sole                                     440900
Microsoft                      cs               594918104    64546  2190982 SH       Sole                                    2190982
MSC Industrial Direct          cs               553530106    17980   355400 SH       Sole                                     355400
Noble Corporation              cs               G65422100    25114   512000 SH       Sole                                     512000
Occidental Petroleum           cs               674599105    40045   624925 SH       Sole                                     624925
Omnicom Group                  cs               681919106    22997   478200 SH       Sole                                     478200
optionsXpress Holdings Inc.    cs               684010101     2810   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1315    32075 SH       Sole                                      32075
Pediatrix Medical Group        cs               705324101     1861    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    42608   581600 SH       Sole                                     581600
Polo Ralph Lauren              cs               731572103     1353    17400 SH       Sole                                      17400
Portfolio Recovery Associates  cs               73640q105     1282    24150 SH       Sole                                      24150
Procter & Gamble               cs               742718109    26900   382425 SH       Sole                                     382425
QUALCOMM                       cs               747525103    19352   457925 SH       Sole                                     457925
Questar Corporation            cs               748356102    24138   459500 SH       Sole                                     459500
Range Resources                cs               75281A109     2962    72850 SH       Sole                                      72850
Saks Incorporated              cs               79377W108     1226    71500 SH       Sole                                      71500
Schering-Plough                cs               806605101    50446  1594875 SH       Sole                                    1594875
Sprint Nextel                  cs               852061100    25490  1341555 SH       Sole                                    1341555
St. Mary Land & Exploration    cs               792228108     1933    54200 SH       Sole                                      54200
Staples                        cs               855030102    16149   751450 SH       Sole                                     751450
Suntech Power ADR              cs               86800c104    19396   486125 SH       Sole                                     486125
Symantec Corporation           cs               871503108    30436  1570475 SH       Sole                                    1570475
TD Ameritrade                  cs               87236y108    19820  1087800 SH       Sole                                    1087800
Teva Pharmaceutical ADR        cs               881624209    25029   562840 SH       Sole                                     562840
Thermo Fisher Scientific       cs               883556102     2136    37000 SH       Sole                                      37000
Tiffany & Co.                  cs               886547108     1712    32700 SH       Sole                                      32700
Time Warner                    cs               887317105    13972   761000 SH       Sole                                     761000
Total Systems Services         cs               891906109     1071    38550 SH       Sole                                      38550
Trident Microsystems           cs               895919108     1390    87450 SH       Sole                                      87450
UCBH Holdings                  cs               90262T308     1779   101800 SH       Sole                                     101800
Valspar Corporation            cs               920355104     1227    45100 SH       Sole                                      45100
VCA Antech                     cs               918194101     1822    43650 SH       Sole                                      43650
Viacom                         cs               92553P201     9243   237186 SH       Sole                                     237186
Wal-Mart Stores                cs               931142103    17771   407125 SH       Sole                                     407125
Walgreen                       cs               931422109    28116   595175 SH       Sole                                     595175
Waters Corporation             cs               941848103     3152    47100 SH       Sole                                      47100
Weight Watchers International  cs               948626106     1520    26400 SH       Sole                                      26400
Willis Group Holdings          cs               G96655108     1386    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    61523   994880 SH       Sole                                     994880
Zebra Technologies             cs               989207105    16697   457572 SH       Sole                                     457572